FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 4,425.1	$ 3,971.6
Liabilities		(2,218.3)	(1,654.5)
Borrowing costs capitalised		37.8	29.2
Unamortized Deferred Gains
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.9	1.9
Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised	$ 7.5
Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		5.5	6.3
Equipment loans | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		0.1	0.2
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		535.9	728.6
Liabilities		(942.1)	(505.3)
Carrying Amount | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(4.7)	(0.7)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.1)	(3.0)
Carrying Amount | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(11.2)
Carrying Amount | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.8)
Carrying Amount | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(453.1)	(453.5)
Carrying Amount | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(16.2)	(18.9)
Carrying Amount | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(455.0)
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(29.2)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		407.8	544.9
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7.6
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		56.3	42.2
Carrying Amount | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		6.1	40.4
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	4.7
Carrying Amount | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		19.6	18.9
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		3.3	24.5
Carrying Amount | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		36.2	38.5
Carrying Amount | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		4.6	1.7
Carrying Amount | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3.7
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	1.5
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		535.9	728.6
Liabilities		(841.1)	(498.0)
Recurring fair value measurement | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(4.7)	(0.7)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.1)	(3.0)
Recurring fair value measurement | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(11.2)
Recurring fair value measurement | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.8)
Recurring fair value measurement | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(352.5)	(446.0)
Recurring fair value measurement | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(15.8)	(19.1)
Recurring fair value measurement | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(455.0)	0.0
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(23.7)	(29.2)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		407.8	544.9
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7.6
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		56.3	42.2
Recurring fair value measurement | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		6.1	40.4
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	4.7
Recurring fair value measurement | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		19.6	18.9
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		3.3	24.5
Recurring fair value measurement | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1.7
Recurring fair value measurement | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		36.2	38.5
Recurring fair value measurement | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		4.6
Recurring fair value measurement | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3.7
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	1.5
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		471.8	639.4
Liabilities		(352.5)	(446.0)
Recurring fair value measurement | Level 1 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(352.5)	(446.0)
Recurring fair value measurement | Level 1 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		407.8	544.9
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			7.6
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		56.3	42.2
Recurring fair value measurement | Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.7	40.0
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	4.7
Recurring fair value measurement | Level 1 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		44.1	69.9
Liabilities		(488.6)	(52.0)
Recurring fair value measurement | Level 2 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(4.7)	(0.7)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.1)	(3.0)
Recurring fair value measurement | Level 2 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(11.2)
Recurring fair value measurement | Level 2 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.8)
Recurring fair value measurement | Level 2 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 2 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(15.8)	(19.1)
Recurring fair value measurement | Level 2 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(455.0)
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(29.2)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		3.3	24.5
Recurring fair value measurement | Level 2 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		36.2	38.5
Recurring fair value measurement | Level 2 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		4.6	1.7
Recurring fair value measurement | Level 2 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			3.7
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			1.5
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		20.0	19.3
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.4	0.4
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		19.6	18.9
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Gold Bullion Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0	0.0
Recurring fair value measurement | Level 3 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 0.0